Disclosure of information on segments	12 Months Ended
Dec. 31, 2017
Disclosure of information on segments [Abstract]
Disclosure of entity's operating segments [text block]
30.	Disclosure of information on segments
Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are

-	Production and sale of minerals
-	Exploration and development activities
-	Construction and engineering services
-	Energy generation and transmission services
-	Insurance brokerage
-	Rental of mining concessions
-	Holding of investment in shares (mainly in the associate company Minera Yanacocha S.R.L. and the Group’s subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca)
-	Industrial activities.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group’s consolidated financial statements. Also, the Group’s financing and income taxes are managed at the corporate level and are not allocated to the operating segments, except for those entities which are managed independently.

Corporate information mainly includes the following:

In segment information of profit and loss -
-	Sales to third parties of gold purchased by the Parent company from La Zanja mining unit and the corresponding cost of sale as well as other intercompany sales.
-
Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Uchucchacua, Orcopampa, Julcani, Mallay and Tambomayo).

-	Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.
-	Participation in subsidiaries and associate companies of the Parent company, which are accounted for using the equity method.

In the segment information of assets and liabilities -
-
Investments in Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A., associate companies which are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-
Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:
In segment information of consolidated statements of profit and loss –
-
The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Minera Yanacocha S.R.L., Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A.

-	The elimination of intercompany sales and cost of sales.
-	The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –
-
The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Minera Yanacocha S.R.L., Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A.

-	The elimination of any equity pickup investments of the subsidiaries of the Parent company.
-	The elimination of intercompany receivables and payables.

Refer to Note 20(a) to the consolidated financial statements where the Group reports revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. The revenue information is based on the locations of customers.

Refer to Note 20(b) to the consolidated financial statements for information about major customers (clients representing more than 10 percent of the Group’s revenues).

All non-current assets are located in Peru.

																Equity accounted investees
	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2017
Results:
Continuing operations
Operating income
Net sale of goods	272,334	256,960	42,785	36,736	118,966	322,653	165,319	-	-	-	-	-	-	6,317	34,650	645,176	3,202,931	203,790	5,308,617	(4,084,675)	1,223,942
Net sale of services	-	-	-	-	-	-	-	-	10,603	60,639	14,377	-	615	19,658	-	21,870	-	-	127,762	(98,065)	29,697
Royalty income	-	-	-	-	-	-	-	-	-	-	-	20,739	-	-	-	-	-	-	20,739	-	20,739
Total operating income	272,334	256,960	42,785	36,736	118,966	322,653	165,319	-	10,603	60,639	14,377	20,739	615	25,975	34,650	667,046	3,202,931	203,790	5,457,118	(4,182,740)	1,274,378
Operating costs
Cost of sales of goods	(143,288)	(115,574)	(31,190)	(22,783)	(53,555)	(193,874)	(102,474)	-	-	-	-	-	-	(6,043)	(34,029)	(746,918)	(1,768,238)	(121,021)	(3,338,987)	2,711,554	(627,433)
Cost of services	-	-	-	-	-	-	-	-	(9,393)	(25,556)	-	-	-	(9,354)	-	(2,062)	-	-	(46,365)	33,411	(12,954)
Exploration in operating units	(27,068)	(38,820)	(13,009)	(5,617)	(9,543)	-	(871)	-	-	-	-	-	-	-	-	-	-	-	(94,928)	-	(94,928)
Depreciation and amortization	(23,899)	(8,846)	(8,122)	(3,568)	(42,789)	(57,199)	(48,385)	-	(129)	(9,651)	-	-	-	(11,134)	-	-	-	-	(213,722)	-	(213,722)
Mining royalties	(2,280)	(22,436)	(354)	(333)	(998)	(3,317)	(1,499)	-	-	-	-	-	-	-	-	-	-	-	(31,217)	-	(31,217)
Total operating costs	(196,535)	(185,676)	(52,675)	(32,301)	(106,885)	(254,390)	(153,229)	-	(9,522)	(35,207)	-	-	-	(26,531)	(34,029)	(748,980)	(1,768,238)	(121,021)	(3,725,219)	2,744,965	(980,254)
Gross profit (loss)	75,799	71,284	(9,890)	4,435	12,081	68,263	12,090	-	1,081	25,432	14,377	20,739	615	(556)	621	(81,934)	1,434,693	82,769	1,731,899	(1,437,775)	294,124
Operating expenses, net
Administrative expenses	(19,473)	(18,281)	(2,878)	(2,931)	(9,139)	(13,061)	(2,814)	(1,604)	(3,606)	(2,423)	(12,288)	(90)	(413)	(1,203)	443	(4,760)	-	(3,829)	(98,350)	14,753	(83,597)
Exploration in non-operating areas	(2,676)	-	-	-	(3,214)	(1,976)	(2,870)	(2,771)	-	-	-	-	-	-	(5,052)	-	-	-	(18,559)	297	(18,262)
Selling expenses	(6,078)	(1,016)	(605)	(1,045)	(1,387)	(10,914)	(881)	-	-	(1,264)	-	-	-	(775)	(167)	(3,922)	(141,669)	(946)	(170,669)	146,581	(24,088)
Impairment loss of long-lived assets	-	-	-	-	-	-	(21,620)	-	-	-	-	-	-	-	-	-	-	-	(21,620)	-	(21,620)
Provision for contingences and others	(7,040)	(1)	(460)	(139)	(1,002)	-	(1,370)	(4,657)	100	312	-	-	-	-	378	-	-	-	(13,879)	-	(13,879)
Write –off of stripping activity asset	-	-	-	-	-	(13,573)	-	-	-	-	-	-	-	-	-	-	-	-	(13,573)	-	(13,573)
Other, net	(1,799)	(715)	(1,403)	(359)	(175)	(2,922)	(970)	(94)	1,129	(94)	(4)	(1)	-	216	(2,012)	(63,512)	(258,826)	(587)	(332,128)	318,539	(13,589)
Total operating expenses, net	(37,066)	(20,013)	(5,346)	(4,474)	(14,917)	(42,446)	(30,525)	(9,126)	(2,377)	(3,469)	(12,292)	(91)	(413)	(1,762)	(6,410)	(72,194)	(400,495)	(5,362)	(668,778)	480,170	(188,608)
Operating profit (loss)	38,733	51,271	(15,236)	(39)	(2,836)	25,817	(18,435)	(9,126)	(1,296)	21,963	2,085	20,648	202	(2,318)	(5,789)	(154,128)	1,034,198	77,407	1,063,121	(957,605)	105,516
Other income (expense),net
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	-	8,573	-	-	(66,187)	-	21,194	-	-	-	(36,420)	49,627	13,207
Finance income	-	-	-	-	-	179	670	-	-	139	1	7	1	79	5,614	5,831	5,350	220	18,091	(12,574)	5,517
Net gain (loss) from currency exchange difference	31	(63)	(75)	(11)	10	310	48	537	105	294	(75)	(41)	(4)	497	1,365	3,636	13,288	(174)	19,678	(16,750)	2,928
Finance costs	(285)	(354)	(106)	(72)	(372)	(12,017)	(1,919)	(131)	(370)	(10,354)	(6)	(2)	(2)	(941)	(8,980)	(23,766)	(216,912)	(3,304)	(279,893)	245,270	(34,623)
Total other income (expense), net	(254)	(417)	(181)	(83)	(362)	(11,528)	(1,201)	406	(265)	(1,348)	(80)	(36)	(66,192)	(365)	19,193	(14,299)	(198,274)	(3,258)	(278,544)	265,573	(12,971)
Profit (loss) before income tax	38,479	50,854	(15,417)	(122)	(3,198)	14,289	(19,636)	(8,720)	(1,561)	20,615	2,005	20,612	(65,990)	(2,683)	13,404	(168,427)	835,924	74,149	784,577	(692,032)	92,545
Income tax	(1,101)	(1,085)	(153)	(124)	(538)	(3,903)	6,841	-	(400)	(3,491)	(742)	(6,044)	(38)	1,818	(9,052)	(7,026)	(486,043)	(23,362)	(534,443)	516,431	(18,012)
Profit (loss) from continued operations	37,378	49,769	(15,570)	(246)	(3,736)	10,386	(12,795)	(8,720)	(1,961)	17,124	1,263	14,568	(66,028)	(865)	4,352	(175,453)	349,881	50,787	250,134	(175,601)	74,533
Loss from discontinued operations, see note 1(e)																					(10,098)
Net profit																					64,435

Total assets	146,464	54,114	20,922	18,923	538,057	792,594	190,310	342,759	14,004	360,610	9,004	6,611	988,841	109,669	1,931,224	2,019,332	7,691,007	380,534	15,614,979	(11,282,166)	4,332,813
Total liabilities	49,723	42,242	18,099	6,092	32,501	388,899	87,008	14,527	5,153	205,247	4,616	2,378	414	20,245	425,413	1,360,217	2,501,845	150,743	5,315,362	(4,046,176)	1,269,186

Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,536,887	-	-	-	1,536,887	-	1,536,887
Additions to mining concessions, development costs, property, plant and equipment	18,127	12,674	1,951	1,796	131,119	61,060	17,326	13,733	3	852	14	-	-	459	393	-	-	-	259,507	-	259,507

																Equity accounted investees
	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2016
Results:
Continuing operations
Operating income
Net sale of goods	240,470	244,745	54,666	46,741	-	230,611	178,922	-	-	-	-	-	-	5,982	191,075	761,193	2,384,154	198,873	4,537,432	(3,521,762)	1,015,670
Net sale of services	-	-	-	-	-	-	-	-	12,633	57,312	12,675	-	615	19,507	-	17,713	-	-	120,455	(91,673)	28,782
Royalty income	-	-	-	-	-	-	-	-	-	-	-	24,339	-	-	-	-	-	-	24,339	-	24,339
Total operating income	240,470	244,745	54,666	46,741	-	230,611	178,922		12,633	57,312	12,675	24,339	615	25,489	191,075	778,906	2,384,154	198,873	4,682,226	(3,613,435)	1,068,791
Operating costs
Cost of sales of goods	(118,561)	(97,325)	(23,633)	(23,392)	-	(178,231)	(80,873)	-	-	-	-	-	-	(2,962)	(190,041)	(725,740)	(1,553,040)	(107,913)	(3,101,711)	2,603,899	(497,812)
Cost of services	-	-	-	-	-	-	-	-	(9,732)	(25,250)	-	-	-	(8,723)	-	(2,951)	-	-	(46,656)	35,902	(10,754)
Exploration in operating units	(31,406)	(45,111)	(11,069)	(7,960)	-	-	(603)	-	-	-	-	-	-	-	-	-	-	-	(96,149)	-	(96,149)
Depreciation and amortization	(18,541)	(11,403)	(6,756)	(11,393)	-	(53,637)	(67,542)	(27)	(253)	(10,904)	-	(16)	(221)	(10,968)	(986)	-	-	-	(192,647)	-	(192,647)
Mining royalties	(1,687)	(21,482)	(381)	(314)	-	(2,726)	(1,021)	-	-	-	-	-	-	-	-	-	-	-	(27,611)	-	(27,611)
Total operating costs	(170,195)	(175,321)	(41,839)	(43,059)	-	(234,594)	(150,039)	(27)	(9,985)	(36,154)	-	(16)	(221)	(22,653)	(191,027)	(728,691)	(1,553,040)	(107,913)	(3,464,774)	2,639,801	(824,973)
Gross profit (loss)	70,275	69,424	12,827	3,682	-	(3,983)	28,883	(27)	2,648	21,158	12,675	24,323	394	2,836	48	50,215	831,114	90,960	1,217,452	(973,634)	243,818
Operating expenses
Administrative expenses	(13,265)	(13,810)	(4,582)	(2,708)	(3,274)	(11,802)	(1,980)	(3,750)	(4,492)	(2,450)	(12,245)	(112)	(227)	(635)	(12,083)	(8,780)	-	(4,144)	(100,339)	18,647	(81,692)
Exploration in non-operating areas	-	-	-	-	(7,517)	(1,939)	(4,619)	(9,585)	-	-	-	-	-	-	(4,129)	-	-	-	(27,789)	1,200	(26,589)
Selling expenses	(4,632)	(1,075)	(845)	(1,549)	-	(10,650)	(938)	-	-	(1,124)	-	-	-	(1,154)	(115)	(3,695)	(131,391)	(1,128)	(158,296)	136,563	(21,733)
Impairment loss of long-lived assets	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(889,499)	-	-	(889,499)	889,499	-
Provision for contingencies	1,121	(110)	(630)	49	69	-	-	(1,399)	(286)	(467)	-	-	-	-	1,088	-	-	-	(565)	-	(565)
Other, net	1,144	874	74	(372)	421	276	4,237	2,180	2,198	10,994	-	11	(16)	546	8,081	(122,151)	(24,107)	755	(114,855)	133,812	18,957
Total operating expenses, net	(15,632)	(14,121)	(5,983)	(4,580)	(10,301)	(24,115)	(3,300)	(12,554)	(2,580)	6,953	(12,245)	(101)	(243)	(1,243)	(7,158)	(1,024,125)	(155,498)	(4,517)	(1,291,343)	1,179,721	(111,622)
Operating profit (loss)	54,643	55,303	6,844	(898)	(10,301)	(28,098)	25,583	(12,581)	68	28,111	430	24,222	151	1,593	(7,110)	(973,910)	675,616	86,443	(73,891)	206,087	132,196
Other income (expense),net
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	-	4,579	(9)	-	(448,017)	-	(370,381)	-	-	-	(813,828)	448,507	(365,321)
Finance income	3	3	1	-	-	256	87	-	8	820	12	-	4	1	7,480	2,132	954	38	11,799	(4,969)	6,830
Net gain (loss) from currency exchange difference	(203)	(59)	(61)	(46)	57	(270)	65	505	5	(138)	426	(93)	5	222	2,223	(13,741)	7,857	(117)	(3,363)	6,001	2,638
Finance costs	(379)	(197)	(87)	(41)	(137)	(12,554)	(2,614)	(163)	(545)	(10,564)	(10)	(2)	(14)	(962)	(5,156)	(15,107)	(80,438)	(1,614)	(130,584)	99,004	(31,580)
Total other income (expense), net	(579)	(253)	(147)	(87)	(80)	(12,568)	(2,462)	342	(532)	(5,303)	419	(95)	(448,022)	(739)	(365,834)	(26,716)	(71,627)	(1,693)	(935,976)	548,543	(387,433)
Profit (loss) before income tax	54,064	55,050	6,697	(985)	(10,381)	(40,666)	23,121	(12,239)	(464)	22,808	849	24,127	(447,871)	854	(372,944)	(1,000,626)	603,989	84,750	(1,009,867)	754,630	(255,237)
Income tax	(1,814)	(1,895)	(424)	(365)	-	7,851	(18,256)	(245)	(178)	(9,224)	(245)	(6,761)	-	461	(22,409)	(43,126)	(263,082)	(27,894)	(387,606)	334,102	(53,504)
Profit (loss) from continued operations	52,250	53,155	6,273	(1,350)	(10,381)	(32,815)	4,865	(12,484)	(642)	13,584	604	17,366	(447,871)	1,315	(395,353)	(1,043,752)	340,907	56,856	(1,397,473)	1,088,732	(308,741)
Loss from discontinued operations, see note 1(e)																					(19,073)
Net loss																					(327,814)

Total assets	105,950	46,085	25,118	16,958	415,341	763,092	246,106	330,169	22,481	379,964	6,226	7,439	427,439	120,038	2,593,838	2,045,825	7,635,623	334,555	15,522,247	(11,255,832)	4,266,415
Total liability	35,148	26,536	19,733	7,302	582	353,184	129,689	14,831	11,647	222,324	3,102	2,684	148	29,751	556,172	1,160,102	2,796,342	131,051	5,500,328	(4,281,126)	1,219,202

Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,536,607	-	-	-	1,536,607	-	1,536,607
Additions to mining concessions, development costs, property, plant and equipment	28,899	3,451	759	2,729	230,223	51,289	14,995	25,450	27	4,236	39	-	-	3,719	1,018	-	-	-	366,834	-	366,834

																Equity accounted investees
	Ucchuchacua (Operation)	Orcopampa (Operation)	Julcani (Operation)	Mallay (Operation)	Tambomayo (Operation)	Colquijirca (Operation)	La Zanja (Operation)	Exploration and development mining projects	Construction and engineering	Energy generation and transmission	Insurance brokerage	Rental of mining concessions	Holding of investment in shares	Industrial activities	Corporate	Minera Yanacocha S.R.L.	Sociedad Minera Cerro Verde S.A.A	Compañía Minera Coimolache S.A.	Total operating segments	Adjustments and eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2015
Results:
Continuing operations
Operating income
Net sale of goods	166,055	254,118	50,254	32,018	-	171,294	161,007	-	-	-	-	-	-	3,649	168,667	1,031,174	1,115,617	177,347	3,331,200	(2,484,931)	846,269
Net sale of services	-	-	-	-	-	-	-	-	48,758	48,339	11,929	-	-	13,399	-	10,625	-	-	133,050	(82,211)	50,839
Royalty income	-	-	-	-	-	-	-	-	-	-	-	32,414	-	-	-	-	-	-	32,414	-	32,414
Total operating income	166,055	254,118	50,254	32,018	-	171,294	161,007	-	48,758	48,339	11,929	32,414	-	17,048	168,667	1,041,799	1,115,617	177,347	3,496,664	(2,567,142)	929,522
Operating costs
Cost of sales of goods	(126,728)	(112,707)	(26,725)	(20,709)	-	(158,804)	(106,750)	-	-	-	-	-	-	-	(169,236)	(751,736)	(862,004)	(104,549)	(2,439,948)	1,926,458	(513,490)
Cost of services	-	-	-	-	-	-	-	-	(48,544)	(20,767)	-	-	-	(16,820)	-	(2,524)	-	-	(88,655)	29,043	(59,612)
Exploration in operating units	(27,784)	(41,705)	(12,699)	(7,539)	-	-	(41)	-	-	-	-	-	-	-	-	-	-	-	(89,768)	69	(89,699)
Depreciation and amortization	(15,767)	(17,313)	(11,349)	(15,439)	-	(45,752)	(104,984)	(17)	(850)	(10,260)	-	(54)	(226)	(9,545)	(1,027)	-	-	-	(232,583)	-	(232,583)
Mining royalties	(1,142)	(23,877)	(337)	(234)	-	-	(1,597)	-	-	-	-	-	-	-	(1)	-	-	-	(27,188)	-	(27,188)
Total operating costs	(171,421)	(195,602)	(51,110)	(43,921)	-	(204,556)	(213,372)	(17)	(49,394)	(31,027)	-	(54)	(226)	(26,365)	(170,264)	(754,260)	(862,004)	(104,549)	(2,878,142)	1,955,570	(922,572)
Gross profit (loss)	(5,366)	58,516	(856)	(11,903)	-	(33,262)	(52,365)	(17)	(636)	17,312	11,929	32,360	(226)	(9,317)	(1,597)	287,539	253,613	72,798	618,522	(611,572)	6,950
Operating expenses
Administrative expenses	(10,739)	(16,698)	(3,623)	(2,080)	(169)	(19,181)	(2,251)	(1,275)	(7,859)	(3,422)	(11,296)	(106)	(209)	(654)	(11,370)	(26,325)	-	(2,185)	(119,442)	35,070	(84,372)
Exploration in non-operating areas	-	-	-	-	(12,651)	(2,366)	(8,954)	(3,241)	-	-	-	-	-	-	(5,685)	-	-	-	(32,897)	2,287	(30,610)
Selling expenses	(3,552)	(851)	(1,055)	(1,424)	-	(9,056)	(1,207)	-	-	(806)	-	-	-	(1,411)	(3)	(3,534)	(56,215)	(1,111)	(80,225)	60,860	(19,365)
Impairment loss of long-lived assets	-	-	-	-	-	-	(3,803)	-	-	-	-	-	-	-	-	-	-	(672)	(4,475)	672	(3,803)
Provision for contingencies	-	-	-	-	-	-	-	-	-	(472)	-	-	-	-	77	-	-		(395)	-	(395)
Other, net	1,836	(1,182)	(125)	(67)	156	(2,657)	(687)	(1,251)	7,417	167	(4)	-	793	98	6,252	(82,846)	(26,600)	765	(97,935)	92,595	(5,340)
Total operating expenses, net	(12,455)	(18,731)	(4,803)	(3,571)	(12,664)	(33,260)	(16,902)	(5,767)	(442)	(4,533)	(11,300)	(106)	584	(1,967)	(10,729)	(112,705)	(82,815)	(3,203)	(335,369)	191,484	(143,885)
Operating profit (loss)	(17,821)	39,785	(5,659)	(15,474)	(12,664)	(66,522)	(69,267)	(5,784)	(1,078)	12,779	629	32,254	358	(11,284)	(12,326)	174,834	170,798	69,595	283,153	(420,088)	(136,935)
Other income (expense),net
Share in the results of associates under equity method	-	-	-	-	-	-	-	-	6,561	478	2	-	(187,269)	-	(268,463)	-	-	-	(448,691)	275,316	(173,375)
Finance income	5	5	2	-	-	154	16	-	182	23	13	-	-	-	10,785	673	512	23	12,393	(1,367)	11,026
Net gain (loss) from currency exchange difference	539	461	378	75	(63)	(3,832)	(1,973)	(1,734)	(1,393)	(1,586)	(165)	45	4	(2,162)	(2,287)	(251)	(75,770)	(1,300)	(91,014)	77,321	(13,693)
Finance costs	(195)	(235)	(152)	(108)	(163)	(10,096)	(3,684)	(52)	(1,413)	(8,817)	(21)	(4)	(1)	(842)	(4,043)	-22,734	(16,010)	(51)	(68,621)	41,049	(27,572)
Total other income (expense), net	349	231	228	(33)	(226)	(13,774)	(5,641)	(1,786)	3,937	(9,902)	(171)	41	(187,266)	(3,004)	(264,008)	(22,312)	(91,268)	(1,328)	(595,933)	392,319	(203,614)
Profit (loss) before income tax	(17,472)	40,016	(5,431)	(15,507)	(12,890)	(80,296)	(74,908)	(7,570)	2,859	2,877	458	32,295	(186,908)	(14,288)	(276,334)	152,522	79,530	68,267	(312,780)	(27,769)	(340,549)
Income tax	(518)	(602)	(140)	(78)	-	4,109	5,702	-	(4,386)	(3,887)	(299)	(9,186)	(87)	584	(5,975)	(602,717)	(46,246)	(29,861)	(693,587)	678,824	(14,763)
Profit (loss) from continued operations	(17,990)	39,414	(5,571)	(15,585)	(12,890)	(76,187)	(69,206)	(7,570)	(1,527)	(1,010)	159	23,109	(186,995)	(13,704)	(282,309)	(450,195)	33,284	38,406	(1,006,367)	651,055	(355,312)
Loss from discontinued operations, see note 1(e)																					(20,233)
Net loss																					(375,545)

Total assets	86,961	51,746	27,228	24,279	168,835	739,941	220,331	303,484	31,463	393,318	5,979	9,397	997,835	118,012	3,067,988	2,965,430	7,852,692	238,175	17,303,094	(12,755,913)	4,547,181
Total liability	16,663	14,817	6,538	2,803	9,100	364,455	106,846	4,590	29,599	235,695	3,457	3,508	2,831	31,479	465,244	736,605	3,354,318	63,119	5,451,667	(4,293,722)	1,157,945

Other segment information
Investment in associates	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2,043,983	-	-	-	2,043,983	-	2,043,983
Additions to mining concessions, development costs, property, plant and equipment	20,245	8,198	1,323	2,259	77,093	37,571	27,741	26,740	527	6,159	85	-	1,205	2,140	-	-	-	-	211,286	-	211,286

Reconciliation of segment profit (loss)
The reconciliation of segment profit (loss) to the consolidated profit (loss) from continued operations follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Segments profit (loss) from continued operations	250,134	(1,397,473)	(1,006,367)
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(225,215)	645,989	203,912
Elimination of intercompany sales	(108,973)	(251,502)	(232,380)
Elimination of intercompany cost of sales	106,726	250,157	228,914
Elimination of share in the results of subsidiaries and associates	49,627	448,507	448,691
Others	2,234	(4,419)	1,918

Consolidated profit (loss) from continued operations	74,533	(308,741)	(355,312)

Reconciliation of segment assets
The reconciliation of segment assets to the consolidated assets follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Segments assets	15,614,979	15,522,247	17,303,094
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(10,090,873)	(10,016,003)	(8,128,519)
Elimination of equity pick up investments of the subsidiaries and associates of the Parent company	(1,186,783)	(1,047,758)	(4,486,717)
Elimination of intercompany receivables	(32,769)	(192,958)	(138,703)
Others	28,259	887	(1,974)

Consolidated assets	4,332,813	4,266,415	4,547,181

Reconciliation of segment liabilities
The reconciliation of segment liabilities to the consolidated liabilities follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Segments liabilities	5,315,362	5,500,328	5,451,667
Elimination of liabilities of equity accounted investees, not consolidated	(4,012,805)	(4,087,495)	(4,154,042)
Elimination of intercompany payables	(32,769)	(192,958)	(138,703)
Others	(602)	(673)	(977)

Consolidated liabilities	1,269,186	1,219,202	1,157,945